UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

803 W. Michigan Street
Milwaukee, WI 53233
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
803 W. Michigan Street
Milwaukee, WI 53233
(Name and address of agent for service)

(414) 299-2295
Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period:  September 30, 2013

Item 1. Report to Stockholders.

The registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

Palmer Square SSI Alternative Income Fund
(Class I: PSCIX)
 (Class A: PSCAX)

SEMI-ANNUAL REPORT
September 30, 2013

Table of Contents

Schedule of Investments	1
Statement of Assets and Liabilities	13
Statement of Operations	14
Statements of Changes in Net Assets	15
Statement of Cash Flows	16
Financial Highlights	17
Notes to Financial Statements	19
Supplemental Information	26
Expense Example	29

This report and the financial statements contained herein are provided for the general information of the shareholders of the Palmer Square SSI Alternative Income Fund.  This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

www.palmersquarecap.com

Palmer Square SSI Alternative Income Fund
SCHEDULE OF INVESTMENTS
As of September 30, 2013 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS – 67.2%
	BASIC MATERIALS – 3.1%
$2,093,000	B2Gold Corp. (Canada) 3.250%, 10/1/20181, 2, 3	$2,004,047
1,174,000	Horsehead Holding Corp. 3.800%, 7/1/20171, 3	1,274,524
3,510,000	Sterlite Industries India Ltd. (India) 4.000%, 10/30/20141, 3	3,455,156
3,907,000	Stillwater Mining Co. 1.750%, 10/15/20321, 4	4,121,885
		10,855,612

	COMMUNICATIONS – 9.3%
2,795,000	Blucora, Inc. 4.250%, 4/1/20191, 2, 3, 4	3,518,206
3,593,000	Ciena Corp. 4.000%, 12/15/20201, 3	5,443,395
1,348,000	Equinix, Inc. 3.000%, 10/15/20141	2,255,373
77,000	Move, Inc. 2.750%, 9/1/20181, 2, 3	89,320
2,738,000	Qihoo 360 Technology Co., Ltd. (Cayman Islands) 2.500%, 9/15/20181, 2, 3	3,093,940
2,395,000	SBA Communications Corp. 4.000%, 10/1/20141	6,381,178
3,596,000	VeriSign, Inc. 3.250%, 8/15/20371	5,645,720
2,915,000	WebMD Health Corp. 2.500%, 1/31/20181	2,760,141
1,607,000	XM Satellite Radio, Inc. 7.000%, 12/1/20141, 2	3,474,133
		32,661,406

	CONSUMER, CYCLICAL – 11.3%
1,536,000	Callaway Golf Co. 3.750%, 8/15/20191, 3, 4	1,718,400
1,629,000	DR Horton, Inc. 2.000%, 5/15/20141	2,480,152
1,589,000	Hawaiian Holdings, Inc. 5.000%, 3/15/20161, 3	1,863,103
2,727,000	Iconix Brand Group, Inc. 2.500%, 6/1/20161, 3	3,366,141
477,000	JetBlue Airways Corp. 6.750%, 10/15/20391, 4	696,122

Palmer Square SSI Alternative Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2013 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
	CONSUMER, CYCLICAL (Continued)
$1,621,000	KB Home 1.375%, 2/1/20191, 3, 4	$1,654,433
2,964,000	Lennar Corp. 2.750%, 12/15/20201, 2, 4	5,031,390
1,713,000	Meritage Homes Corp. 1.875%, 9/15/20321, 4	1,853,252
2,677,000	Meritor, Inc. 7.875%, 3/1/20261, 2, 3, 4	3,371,347
2,602,000	Ryland Group, Inc. 1.625%, 5/15/20181, 3	3,794,041
3,977,000	Standard Pacific Corp. 1.250%, 8/1/20321, 3, 4	4,926,509
692,000	Titan Machinery, Inc. 3.750%, 5/1/20191, 3	618,475
1,417,000	Toll Brothers Finance Corp. 0.500%, 9/15/20321, 4	1,431,453
2,619,000	WESCO International, Inc. 6.000%, 9/15/20291, 4	7,200,613
		40,005,431

	CONSUMER, NON-CYCLICAL – 12.0%
2,680,000	Ascent Capital Group, Inc. 4.000%, 7/15/20201, 3	2,827,400
819,000	CBIZ, Inc. 4.875%, 10/1/20151, 2, 3	954,135
1,806,000	Chiquita Brands International, Inc. 4.250%, 8/15/20161	1,777,781
2,501,000	Cubist Pharmaceuticals, Inc. 2.500%, 11/1/20171	5,631,939
1,657,000	Endo Health Solutions, Inc. 1.750%, 4/15/20151	2,631,523
705,000	Exelixis, Inc. 4.250%, 8/15/20191, 3	828,816
893,000	Illumina, Inc. 0.250%, 3/15/20161, 2	1,021,369
404,000	Incyte Corp. Ltd. 4.750%, 10/1/20151	1,765,480
1,445,000	Isis Pharmaceuticals, Inc. 2.750%, 10/1/20191, 3	3,385,816
3,078,000	Medicines Co. 1.375%, 6/1/20171, 2	4,130,291
1,586,000	Omnicare, Inc. 3.750%, 12/15/20251	3,377,189

Palmer Square SSI Alternative Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2013 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
	CONSUMER, NON-CYCLICAL (Continued)
$1,783,000	PHH Corp. 6.000%, 6/15/20171	$3,620,604
1,446,000	ServiceSource International, Inc. 1.500%, 8/1/20181, 2, 3	1,515,589
2,211,000	Theravance, Inc. 2.125%, 1/15/20231	3,606,694
1,942,000	Volcano Corp. 1.750%, 12/1/20171, 3	2,017,253
2,597,000	Wright Medical Group, Inc. 2.000%, 8/15/20171, 3	3,186,194
		42,278,073

	ENERGY – 3.4%
730,000	Alon USA Energy, Inc. 3.000%, 9/15/20181, 2, 3	724,069
880,000	BPZ Resources, Inc. 8.500%, 10/1/20171, 3	814,000
554,000	Cobalt International Energy, Inc. 2.625%, 12/1/20191, 3	586,548
1,263,000	Goodrich Petroleum Corp. 5.000%, 10/1/20321, 3, 4	1,405,087
496,000	Green Plains Renewable Energy, Inc. 3.250%, 10/1/20181, 2, 3	516,150
1,879,000	Newpark Resources, Inc. 4.000%, 10/1/20171	2,605,938
1,784,000	Vantage Drilling Co. (Cayman Islands) 5.500%, 7/15/20431, 2, 3, 4	1,896,615
1,088,000	Western Refining, Inc. 5.750%, 6/15/20141	3,411,560
		11,959,967

	FINANCIAL – 10.4%
1,028,000	American Equity Investment Life Holding Co. 5.250%, 12/6/20291, 2, 4	2,308,502
2,832,000	Amtrust Financial Services, Inc. 5.500%, 12/15/20211, 3	4,444,470
3,304,000	DFC Global Corp. 3.250%, 4/15/20171, 3	3,029,355
	Encore Capital Group, Inc.
1,290,000	3.000%, 11/27/20171, 2, 3	2,015,625
1,189,000	3.000%, 7/1/20201, 2, 3	1,410,451
	Forest City Enterprises, Inc.
1,220,000	4.250%, 8/15/20181, 3	1,361,063

Palmer Square SSI Alternative Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2013 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
	FINANCIAL (Continued)
$1,714,000	3.625%, 8/15/20201, 2, 3, 4	$1,743,995
2,086,000	Forestar Group, Inc. 3.750%, 3/1/20201, 3	2,421,064
459,000	iStar Financial, Inc. 3.000%, 11/15/20161, 3	573,463
1,660,000	Jefferies Group LLC 3.875%, 11/1/20291, 4	1,746,113
1,245,000	Meadowbrook Insurance Group, Inc. 5.000%, 3/15/20201, 2, 3	1,267,566
1,979,000	MGIC Investment Corp. 9.000%, 4/1/20631, 2	2,185,558
2,825,000	Portfolio Recovery Associates, Inc. 3.000%, 8/1/20201, 2, 3	3,296,422
2,927,000	Radian Group, Inc. 2.250%, 3/1/20191, 3	4,284,396
4,205,000	Walter Investment Management Corp. 4.500%, 11/1/20191, 3	4,425,762
		36,513,805

	INDUSTRIAL – 4.9%
4,194,000	Cemex S.A.B. de C.V. (Mexico) 3.750%, 3/15/20181	5,462,685
1,909,000	Covanta Holding Corp. 3.250%, 6/1/20141, 3	2,633,227
4,348,000	General Cable Corp. 4.500%, 11/15/20291, 3, 5	4,926,827
1,384,000	Tesla Motors, Inc. 1.500%, 6/1/20181, 3	2,338,960
1,512,000	Vishay Intertechnology, Inc. 2.250%, 6/1/20421, 2, 3	1,811,565
		17,173,264

	TECHNOLOGY – 11.7%
1,336,000	Allscripts Healthcare Solutions, Inc. 1.250%, 7/1/20201, 2, 3	1,461,250
1,919,000	Bottomline Technologies de, Inc. 1.500%, 12/1/20171, 3	2,217,644
2,220,000	Cadence Design Systems, Inc. 2.625%, 6/1/20151	4,043,175
2,739,000	Concur Technologies, Inc. 2.500%, 4/15/20151, 2	5,823,799
1,824,000	Electronic Arts, Inc. 0.750%, 7/15/20161	1,989,300

Palmer Square SSI Alternative Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2013 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
	TECHNOLOGY (Continued)
$1,570,000	Medidata Solutions, Inc. 1.000%, 8/1/20181, 2, 3	$1,753,494
4,227,000	Microchip Technology, Inc. 2.125%, 12/15/20371	6,644,316
1,975,000	Micron Technology, Inc. 1.500%, 8/1/20311, 3, 4	3,658,688
3,864,000	Novellus Systems, Inc. 2.625%, 5/15/20411, 3	6,136,515
3,114,000	SanDisk Corp. 1.500%, 8/15/20171, 3	4,133,835
1,931,000	Spansion LLC 2.000%, 9/1/20201, 2, 3	1,861,001
1,253,000	Take-Two Interactive Software, Inc. 1.750%, 12/1/20161	1,492,636
		41,215,653

	UTILITIES – 1.1%
79,476	CenterPoint Energy, Inc. 3.547%, 9/15/20291, 3, 4, 5	3,963,865

	TOTAL CORPORATE BONDS (Cost $204,538,903)	236,627,076

Number of Shares

	COMMON STOCKS – 0.4%
	FINANCIAL – 0.3%
21,713	MetLife, Inc.	1,019,438

	TECHNOLOGY – 0.1%
29,117	Take-Two Interactive Software, Inc.*	528,764

	TOTAL COMMON STOCKS (Cost $2,382,819)	1,548,202

	PREFERRED STOCKS – 22.9%
	BASIC MATERIALS – 0.7%
117,900	ArcelorMittal (Luxembourg) 6.000%, 1/15/20161	2,566,164

	COMMUNICATIONS – 1.0%
1,568	Interpublic Group of Cos., Inc. 5.250%, 10/17/20131	2,101,512
12,958	Iridium Communications, Inc. 7.000%, 12/31/20491, 2, 3	1,269,074
		3,370,586

Palmer Square SSI Alternative Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2013 (Unaudited)

Number of Shares		Value

	PREFERRED STOCKS (Continued)
	CONSUMER, CYCLICAL – 1.1%
51,861	Continental Airlines Finance Trust II 6.000%, 11/15/20301, 3, 4	$2,309,433
23,003	Goodyear Tire & Rubber Co. 5.875%, 4/1/20141, 3	1,470,034
		3,779,467

	CONSUMER, NON-CYCLICAL – 5.3%
8,558	Alere, Inc. 3.000%, 12/31/20491	2,220,801
38,374	Bunge Ltd. (Bermuda) 4.875%, 12/31/20491, 3	4,055,652
3,888	HealthSouth Corp. 6.500%, 12/31/20491	5,050,512
38,934	Omnicare Capital Trust II 4.000%, 6/15/20331, 3, 4	2,662,112
17,380	Post Holdings, Inc. 3.750%, 12/31/20491, 2	1,809,780
2,631	Universal Corp. 6.750%, 12/31/20491, 4	3,090,438
		18,889,295

	ENERGY – 5.3%
4,629	Chesapeake Energy Corp. 5.750%, 12/31/20491, 2, 3	5,117,938
16,880	Energy XXI Bermuda Ltd. (Bermuda) 5.625%, 12/31/20491	5,409,513
20,825	Penn Virginia Corp. 6.000%, 12/31/20491	2,560,174
	Sanchez Energy Corp.
58,045	4.875%, 12/31/20491, 2, 3	3,740,275
6,813	6.500%, 12/31/20491, 2, 3	465,737
15,742	SandRidge Energy, Inc. 7.000%, 12/31/20491, 3	1,574,200

		18,867,837

	FINANCIAL – 9.5%
108,608	2010 Swift Mandatory Common Exchange Security Trust 6.000%, 12/31/20131, 2	1,825,907
148,617	Alexandria Real Estate Equities, Inc. 7.000%, 12/31/20491	3,836,176
16,663	AMG Capital Trust I 5.100%, 4/15/20361	1,053,935

Palmer Square SSI Alternative Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2013 (Unaudited)

Number of Shares		Value

	PREFERRED STOCKS (Continued)
	FINANCIAL (Continued)
82,963	AMG Capital Trust II 5.150%, 10/15/20371	$4,837,780
2,399	Bank of America Corp. 7.250%, 12/31/20491	2,582,524
98,857	Health Care REIT, Inc. 6.500%, 12/31/20491	5,724,433
56,129	iStar Financial, Inc. 4.500%, 12/31/20491, 3, 4	3,122,456
29,256	KeyCorp 7.750%, 12/31/20491, 3	3,662,485
38,295	MetLife, Inc. 5.000%, 10/8/20141	1,097,535
1,850	OFG Bancorp (Puerto Rico) 8.750%, 12/31/20491, 3	2,931,787
2,365	Wintrust Financial Corp. 5.000%, 12/31/20491	2,675,998
		33,351,016

	TOTAL PREFERRED STOCKS (Cost $67,581,291)	80,824,365

	TOTAL INVESTMENTS – 90.5% (Cost $274,503,013)	318,999,643
	Other Assets in Excess of Liabilities – 9.5%	33,304,000

	TOTAL NET ASSETS – 100.0%	$352,303,643

	SECURITIES SOLD SHORT – (57.5)%
	COMMON STOCKS – (57.5)%
	BASIC MATERIALS – (1.7)%
(133,814)	ArcelorMittal (Luxembourg)	(1,829,237)
(324,897)	B2Gold Corp. (Canada)*	(805,745)
(51,653)	Horsehead Holding Corp.*	(643,596)
(9,264)	Sesa Goa Ltd. - ADR (India)*	(104,405)
(248,357)	Stillwater Mining Co.*	(2,734,411)
		(6,117,394)

	COMMUNICATIONS – (7.7)%
(90,342)	Blucora, Inc.*	(2,076,059)
(122,636)	Ciena Corp.*	(3,063,447)
(13,480)	Equinix, Inc.*	(2,475,602)
(73,001)	Interpublic Group of Cos., Inc.	(1,254,157)
(104,787)	Iridium Communications, Inc.*	(720,935)
(2,530)	Move, Inc.*	(42,884)
(12,358)	Qihoo 360 Technology Co., Ltd. - ADR (China)*	(1,028,186)

Palmer Square SSI Alternative Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2013 (Unaudited)

Number of Shares		Value

	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	COMMUNICATIONS (Continued)
(76,442)	SBA Communications Corp. - Class A*	$(6,150,523)
(852,167)	Sirius XM Radio, Inc.	(3,297,886)
(5,212)	Time Warner Cable, Inc.	(581,659)
(20,768)	Time Warner, Inc.	(1,366,742)
(89,222)	VeriSign, Inc.*	(4,540,508)
(12,837)	WebMD Health Corp.*	(367,138)
		(26,965,726)

	CONSUMER, CYCLICAL – (8.3)%
(133,104)	Callaway Golf Co.	(947,701)
(111,916)	DR Horton, Inc.	(2,174,528)
(56,857)	Goodyear Tire & Rubber Co.*	(1,276,440)
(128,041)	Hawaiian Holdings, Inc.*	(952,625)
(62,038)	Iconix Brand Group, Inc.*	(2,060,902)
(82,841)	JetBlue Airways Corp.*	(551,721)
(35,511)	KB Home	(639,908)
(112,470)	Lennar Corp. - Class A	(3,981,438)
(16,209)	Meritage Homes Corp.*	(696,177)
(144,999)	Meritor, Inc.*	(1,139,692)
(63,365)	Ryland Group, Inc.	(2,568,817)
(334,730)	Standard Pacific Corp.*	(2,647,714)
(9,101)	Tesla Motors, Inc.*	(1,760,316)
(5,934)	Titan Machinery, Inc.*	(95,359)
(13,846)	Toll Brothers, Inc.*	(449,026)
(21,562)	United Continental Holdings, Inc.*	(662,169)
(88,329)	WESCO International, Inc.*	(6,759,818)
		(29,364,351)

	CONSUMER, NON-CYCLICAL – (11.5)%
(37,026)	Alere, Inc.*	(1,131,885)
(19,727)	Ascent Capital Group, Inc. - Class A*	(1,590,391)
(23,594)	Bunge Ltd.	(1,791,021)
(71,847)	CBIZ, Inc.*	(534,542)
(15,718)	Chiquita Brands International, Inc.*	(198,990)
(78,524)	Cubist Pharmaceuticals, Inc.*	(4,990,200)
(45,592)	Endo Health Solutions, Inc.	(2,071,700)
(97,415)	Exelixis, Inc.*	(566,955)
(74,154)	HealthSouth Corp.	(2,556,830)
(5,154)	Illumina, Inc.*	(416,598)
(45,127)	Incyte Corp. Ltd.*	(1,721,595)
(75,987)	Isis Pharmaceuticals, Inc.*	(2,852,552)
(77,176)	Medicines Co.*	(2,586,939)

Palmer Square SSI Alternative Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2013 (Unaudited)

Number of Shares		Value

	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	CONSUMER, NON-CYCLICAL (Continued)
(98,078)	Omnicare, Inc.	$(5,443,329)
(120,731)	PHH Corp.*	(2,866,154)
(31,673)	Post Holdings, Inc.*	(1,278,639)
(54,081)	ServiceSource International, Inc.*	(653,298)
(69,548)	Theravance, Inc.*	(2,843,818)
(37,858)	Universal Corp.	(1,928,108)
(30,800)	Volcano Corp.*	(736,736)
(67,107)	Wright Medical Group, Inc.*	(1,750,151)
		(40,510,431)

	DIVERSIFIED – (0.1)%
(6,311)	Leucadia National Corp.	(171,912)

	ENERGY – (5.6)%
(26,718)	Alon USA Energy, Inc.	(272,791)
(44,000)	BPZ Resources, Inc.*	(85,800)
(116,459)	Chesapeake Energy Corp.	(3,013,959)
(10,895)	Cobalt International Energy, Inc.*	(270,850)
(116,213)	Energy XXI Bermuda Ltd. (Bermuda)	(3,509,633)
(16,400)	Goodrich Petroleum Corp.*	(398,356)
(9,920)	Green Plains Renewable Energy, Inc.	(159,216)
(121,297)	Newpark Resources, Inc.*	(1,535,620)
(312,343)	Penn Virginia Corp.*	(2,077,081)
(130,518)	Sanchez Energy Corp.*	(3,446,980)
(158,176)	SandRidge Energy, Inc.*	(926,911)
(457,191)	Vantage Drilling Co.*	(790,940)
(112,212)	Western Refining, Inc.	(3,370,849)
		(19,858,986)

	FINANCIAL – (9.9)%
(13,059)	Affiliated Managers Group, Inc.*	(2,385,096)
(18,097)	Alexandria Real Estate Equities, Inc. - REIT	(1,155,493)
(104,199)	American Equity Investment Life Holding Co.	(2,211,103)
(85,740)	Amtrust Financial Services, Inc.	(3,349,004)
(2,151)	Bank of America Corp.	(29,684)
(78,538)	DFC Global Corp.*	(863,133)
(55,535)	Encore Capital Group, Inc.*	(2,546,835)
(64,819)	Forest City Enterprises, Inc. - Class A*	(1,227,672)
(62,753)	Forestar Group, Inc.*	(1,351,072)
(58,303)	Health Care REIT, Inc. - REIT	(3,636,941)
(214,786)	iStar Financial, Inc. - REIT*	(2,586,023)
(44,573)	KeyCorp	(508,132)
(97,607)	Meadowbrook Insurance Group, Inc.	(634,446)

Palmer Square SSI Alternative Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2013 (Unaudited)

Number of Shares		Value

	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	FINANCIAL (Continued)
(31,983)	MetLife, Inc.	$(1,501,602)
(30,880)	MGIC Investment Corp.*	(224,806)
(134,931)	OFG Bancorp (Puerto Rico)	(2,184,533)
(30,240)	Portfolio Recovery Associates, Inc.*	(1,812,586)
(217,694)	Radian Group, Inc.	(3,032,477)
(45,630)	Walter Investment Management Corp.*	(1,804,210)
(47,900)	Wintrust Financial Corp.	(1,967,253)
		(35,012,101)

	INDUSTRIAL – (3.6)%
(346,800)	Cemex S.A.B. de C.V. - ADR (Mexico)*	(3,877,224)
(113,355)	Covanta Holding Corp.	(2,423,530)
(101,199)	General Cable Corp.	(3,213,068)
(83,931)	Swift Transportation Co.*	(1,694,567)
(115,596)	Vishay Intertechnology, Inc.*	(1,490,032)
		(12,698,421)

	TECHNOLOGY – (9.1)%
(52,748)	Allscripts Healthcare Solutions, Inc.*	(784,363)
(42,219)	Bottomline Technologies de, Inc.*	(1,177,066)
(289,202)	Cadence Design Systems, Inc.*	(3,904,227)
(48,486)	Concur Technologies, Inc.*	(5,357,703)
(28,727)	Electronic Arts, Inc.*	(733,975)
(97,585)	Lam Research Corp.*	(4,995,376)
(8,678)	Medidata Solutions, Inc.*	(858,514)
(147,913)	Microchip Technology, Inc.	(5,959,415)
(197,498)	Micron Technology, Inc.*	(3,450,290)
(41,767)	SanDisk Corp.	(2,485,554)
(86,297)	Spansion, Inc. - Class A*	(870,737)
(70,132)	Take-Two Interactive Software, Inc.*	(1,273,597)
		(31,850,817)

	TOTAL SECURITIES SOLD SHORT (Proceeds $169,773,347)	$(202,550,139)

ADR – American Depository Receipt
REIT – Real Estate Investment Trust

*	Non-income producing security.
1	Convertible security.
2
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers.

Palmer Square SSI Alternative Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2013 (Unaudited)

3	All or a portion of this security is segregated as collateral for securities sold short.
4	Callable.
5	Variable, floating or step rate security.

See accompanying Notes to Financial Statements.

Palmer Square SSI Alternative Income Fund
SUMMARY OF INVESTMENTS
As of September 30, 2013 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Corporate Bonds
Consumer, Non-cyclical	12.0%
Technology	11.7%
Consumer, Cyclical	11.3%
Financial	10.4%
Communications	9.3%
Industrial	4.9%
Energy	3.4%
Basic Materials	3.1%
Utilities	1.1%
Total Corporate Bonds	67.2%
Common Stocks
Financial	0.3%
Technology	0.1%
Total Common Stocks	0.4%
Preferred Stocks
Financial	9.5%
Consumer, Non-cyclical	5.3%
Energy	5.3%
Consumer, Cyclical	1.1%
Communications	1.0%
Basic Materials	0.7%
Total Preferred Stocks	22.9%
Total Investments	90.5%
Other Assets in Excess of Liabilities	9.5%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Palmer Square SSI Alternative Income Fund
STATEMENT OF ASSETS AND LIABILITIES
As of September 30, 2013 (Unaudited)

Assets:
Investments, at value (cost $274,503,013)	$318,999,643
Cash	18,719,021
Cash deposited with broker for securities sold short	214,851,416
Receivables:
Investment securities sold	464,381
Fund shares sold	1,385,555
Dividends and interest	1,958,104
Custodian	34,432
Miscellaneous	5,481
Prepaid expenses	36,662
Total assets	556,454,695

Liabilities:
Securities sold short, at value (proceeds $169,773,347)	202,550,139
Payables:
Investment securities purchased	1,012,704
Fund shares redeemed	41,506
Subadvisory fees	266,159
Advisory fees	106,073
Shareholder servicing fees (Note 6)	20,566
Distribution fees - Class A (Note 7)	5,788
Dividends on securities sold short	64,457
Administration fees	29,494
Fund accounting fees	14,275
Transfer agent fees and expenses	8,799
Custody fees	8,604
Auditing fees	8,469
Trustees' fees and expenses	633
Accrued other expenses	13,386
Total liabilities	204,151,052

Net Assets	$352,303,643

Components of Net Assets:
Capital (par value of $0.01 per share with an unlimited number of shares authorized)	$343,356,880
Accumulated net investment loss	(5,195,900)
Accumulated net realized gain on investments and securities sold short	2,422,825
Net unrealized appreciation (depreciation) on:
Investments	44,496,630
Securities sold short	(32,776,792)
Net Assets	$352,303,643

Maximum Offering Price per Share:
Class A Shares:
Net assets applicable to shares outstanding	$28,697,894
Shares outstanding	2,805,481
Redemption price	10.23
Maximum sales charge (5.75%* of offering price)	0.62
Maximum offering price to public**	$10.85

Class I Shares:
Net assets applicable to shares outstanding	$323,605,749
Shares outstanding	31,637,964
Redemption price	$10.23

*	On sales of $50,000 or more, the sales charge will be reduced.
**	Class A shares of the Fund are subject to a Contingent Deferred Sales Charge (“CDSC”) of 1% on certain redemptions of Class A shares made within one year of purchase.

See accompanying Notes to Financial Statements.

Palmer Square SSI Alternative Income Fund
STATEMENT OF OPERATIONS
For the Six Months Ended September 30, 2013 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $5,368)	$1,956,216
Interest (net of foreign withholding taxes of $154)	1,203,158
Total investment income	3,159,374

Expenses:
Subadvisory fees	1,389,976
Dividends on securities sold short	596,911
Advisory fees	512,096
Interest expense	284,818
Administration fees	112,496
Fund accounting fees	53,606
Distribution fees - Class A (Note 7)	32,770
Transfer agent fees and expenses	31,324
Shareholder servicing fees (Note 6)	27,358
Registration fees	17,548
Offering cost	11,406
Custody fees	10,534
Auditing fees	8,023
Miscellaneous	7,278
Trustees' fees and expenses	4,509
Legal fees	4,017
Chief Compliance Officer fees	4,011
Shareholder reporting fees	4,011
Insurance fees	1,204

Total expenses	3,113,896
Advisory fees recovered	8,088
Net expenses	3,121,984
Net investment income	37,390

Realized and Unrealized Gain (Loss) on Investments and Securities Sold Short:
Net realized gain (loss) on:
Investments	5,757,036
Securities sold short	(4,290,031)
Net realized gain	1,467,005
Net change in unrealized appreciation/depreciation on:
Investments	10,957,427
Securities sold short	(11,493,884)
Net change in unrealized appreciation/depreciation	(536,457)
Net realized and unrealized gain on investments and securities sold short	930,548

Net Increase in Net Assets from Operations	$967,938

See accompanying Notes to Financial Statements.

Palmer Square SSI Alternative Income Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended September 30, 2013 (Unaudited)	For the Period May 25, 2012* through March 31, 2013
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$37,390	$440,593
Net realized gain on investments and securities sold short	1,467,005	1,350,354
Net change in unrealized appreciation/depreciation on investments
and securities sold short	(536,457)	5,964,707
Net increase in net assets resulting from operations	967,938	7,755,654

Distributions to Shareholders:
From net investment income:
Class A	(400,175)	(10,197)
Class I	(4,678,042)	(186,059)
From net realized gain:
Class A	-	(52,835)
Class I	-	(670,223)
Total distributions	(5,078,217)	(919,314)

Capital Transactions:
Net proceeds from shares sold:
Class A	17,693,394	20,988,191
Class I	103,115,825	61,595,262
Class I capital issued in connection with reorganization of private fund (Note 1)	-	159,793,680
Reinvestment of distributions:
Class A	319,937	39,808
Class I	4,272,407	835,544
Cost of shares redeemed:
Class A	(9,573,804)	(636,830)
Class I	(3,737,885)	(5,127,947)
Net increase from capital transactions	112,089,874	237,487,708

Total increase in net assets	107,979,595	244,324,048

Net Assets:
Beginning of period	244,324,048	-
End of period	$352,303,643	$244,324,048

Accumulated net investment loss	$(5,195,900)	$(155,073)

Capital Share Transactions:
Shares sold:
Class A	1,711,115	2,049,461
Class I	10,016,367	6,007,717
Class I shares issued in connection with reorganization of private fund (Note 1)	-	15,979,368
Reinvestment of distributions:
Class A	31,202	3,895
Class I	416,608	81,836
Shares redeemed:
Class A	(928,296)	(61,896)
Class I	(364,053)	(499,879)
Net increase from capital share transactions	10,882,943	23,560,502

*	Commencement of operations.

See accompanying Notes to Financial Statements.

Palmer Square SSI Alternative Income Fund
STATEMENT OF CASH FLOWS
For the Six Months Ended September 30, 2013 (Unaudited)

Increase in Cash:
Cash flows provided by (used for) operating activities:
Net increase in net assets resulting from operations	$967,938
Adjustments to reconcile net increase in net assets from operations to net cash used for operating activities:
Increase in cash deposited with broker for securites sold short	(81,018,509)
Purchase of investment securities	(154,015,903)
Proceeds from sale of investment securities	77,691,946
Proceeds from short sale	97,394,617
Closed short transactions	(37,956,023)
Increase in dividends and interest receivables	(194,308)
Decrease in receivables for investment securities sold	1,497,033
Increase in other assets	(34,612)
Decrease in payables for investment securities purchased	(1,159,739)
Increase in payables for dividends on securities sold short	14,525
Increase in Advisory and Subadvisory fees	128,145
Decrease in accrued expenses	(35,280)
Increase in amortization	1,093,111
Net realized gain on investments and securities sold short	(1,467,005)
Net change in unrealized appreciation/depreciation on investments and
securities sold short	536,457
Net cash used for operating activities	(96,557,607)
Cash flows provided by financing activities:
Proceeds from sale of shares	119,899,939
Redemption of shares	(13,270,183)
Dividends paid to shareholders, net of reinvestments	(485,873)
Net cash provided by financing activities	106,143,883

Net Increase in Cash	9,586,276

Cash:
Beginning balance	9,132,745
Ending balance	$18,719,021

See accompanying Notes to Financial Statements.

Palmer Square SSI Alternative Income Fund
FINANCIAL HIGHLIGHTS
Class A

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended September 30, 2013 (Unaudited)		For the Period May 25, 2012* through March 31, 2013
Net asset value, beginning of period	$10.37		$10.00
Income from Investment Operations:
Net investment income (loss)1	(0.01)		-	2
Net realized and unrealized gain on investments	0.03		0.42
Total from investment operations	0.02		0.42

Less Distributions:
From net investment income	(0.16)		(0.01)
From net realized gain	-		(0.04)
Total distributions	(0.16)		(0.05)

Net asset value, end of period	$10.23		$10.37

Total return3	0.20%	4	4.17%	4

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$28,698		$20,642

Ratio of expenses to average net assets:
Before fees waived/recovered	2.35%	5	2.82%	5
After fees waived/recovered	2.36%	5	2.70%	5
Ratio of expenses to average net assets (excluding interest expense, dividends on securities sold short and shareholder servicing fees):
Before fees waived/recovered	1.73%	5	1.86%	5
After fees waived/recovered	1.74%	5	1.74%	5

Ratio of net investment income (loss) to average net assets:
Before fees waived/recovered	(0.19)%	5	(0.08)%	5
After fees waived/recovered	(0.20)%	5	0.04%	5
Ratio of net investment income to average net assets (excluding interest expense, dividends on securities sold short and shareholder servicing fees):
Before fees waived/recovered	0.43%	5	0.88%	5
After fees waived/recovered	0.42%	5	1.00%	5

Portfolio turnover rate	38%	4	47%	4

*	Commencement of operations.
1	Based on average shares outstanding for the period.
2	Amount represents less than $0.01 per share.
3
Total returns would have been lower/higher had expenses not been waived/recovered by the Advisor.  Returns shown do not include payment of sales load of 5.75% of offering price which is reduced on sales of $50,000 or more.  Returns shown do not include payment of a Contingent Deferred Sales Charge (“CDSC”) of 1% on certain redemptions of Class A shares made within one year of purchase. If the sales load or CDSC were included, total returns would be lower.   These returns include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

4	Not annualized.
5	Annualized.

See accompanying Notes to Financial Statements.

Palmer Square SSI Alternative Income Fund
FINANCIAL HIGHLIGHTS
Class I

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended September 30, 2013 (Unaudited)		For the Period May 25, 2012* through March 31, 2013
Net asset value, beginning of period	$10.37		$10.00
Income from Investment Operations:
Net investment income (loss)1	-	2	0.03
Net realized and unrealized gain on investments	0.04		0.39
Total from investment operations	0.04		0.42

Less Distributions:
From net investment income	(0.18)		(0.01)
From net realized gain	-		(0.04)
Total distributions	(0.18)		(0.05)

Net asset value, end of period	$10.23		$10.37

Total return3	0.38%	4	4.21%	4

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$323,606		$223,682

Ratio of expenses to average net assets:
Before fees waived/recovered	2.10%	5	2.57%	5
After fees waived/recovered	2.11%	5	2.45%	5
Ratio of expenses to average net assets (excluding interest expense, dividends on securities sold short and shareholder servicing fees):
Before fees waived/recovered	1.48%	5	1.61%	5
After fees waived/recovered	1.49%	5	1.49%	5

Ratio of net investment income to average net assets:
Before fees waived/recovered	0.06%	5	0.17%	5
After fees waived/recovered	0.05%	5	0.29%	5
Ratio of net investment income to average net assets (excluding interest expense, dividends on securities sold short and shareholder servicing fees):
Before fees waived/recovered	0.68%	5	1.13%	5
After fees waived/recovered	0.67%	5	1.25%	5

Portfolio turnover rate	38%	4	47%	4

*	Commencement of operations.
1	Based on average shares outstanding for the period.
2	Amount represents less than $0.01 per share.
3
Total returns would have been lower/higher had expenses not been waived/recovered by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

4	Not annualized.
5	Annualized.

See accompanying Notes to Financial Statements.

Palmer Square SSI Alternative Income Fund
NOTES TO FINANCIAL STATEMENTS
September 30, 2013 (Unaudited)

Note 1 – Organization
Palmer Square SSI Alternative Income Fund (the ‘‘Fund’’) was organized as a non-diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Fund’s primary investment objective is to seek income and absolute return.  The Fund commenced investment operations on May 25, 2012, with two classes of shares, Class A and Class I.

The Fund commenced operations on May 25, 2012, prior to which its only activity was the receipt of a $2,500 investment from principals of the Fund’s advisor and a $159,793,680 transfer of Class I shares of the Fund in exchange for the net assets of the SSI Hedged Convertible Income Fund, L.P., a California limited partnership (the “Partnership”).  This exchange was nontaxable, whereby the Fund issued 15,979,368 shares for the net assets of the Partnership on May 29, 2012.  Cash and the investment portfolio of the Partnership with a fair value of $130,118,269 on long securities and $69,056,585 on short sales (identified cost of investment transferred were $122,651,515 on long securities and $67,457,372 on short sales) were the primary assets received by the Fund.  For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Partnership was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amount distributable to shareholders for tax purposes.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees.  Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding.  Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

A Fund’s assets are valued at their fair market value.  If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees.  The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting.  The Valuation Committee meets as needed.  The Valuation Committee is comprised of all the Trustees but action may be taken by any one of the Trustees.

Palmer Square SSI Alternative Income Fund
NOTES TO FINANCIAL STATEMENTS - Continued
September 30, 2013 (Unaudited)

(b) Short Sales
Short sales are transactions under which the Fund sells a security it does not own.  To complete such a transaction, the Fund must borrow the security to make delivery to the buyer.  The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement.  The price at such time may be more or less than the price at which the security was sold by the Fund.  Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrues during the period of the loan which is recorded as an expense.  To borrow the security, the Fund also may be required to pay a premium or an interest fee, which are recorded as interest expense.  The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out.  A gain, limited to the price at which the Fund sells the security short, or a loss, potentially unlimited in size, will be recognized upon the closing of a short sale.  The Fund may not always be able to borrow a security or to close out a short position at a particular time or at an acceptable price.  If the price of the borrowed security increases between the date of the short sale and the date on which the Fund replaces the security, the Fund will experience a loss.  The Fund’s loss on a short sale is limited only by the maximum attainable price of the security (which could be limitless) less the price the Fund paid for the security at the time it was borrowed.

(c) Preferred Stocks
Preferred stocks are a class of stock having a preference over common stock as to the payment of dividends and the recovery of investment in the event a company is liquidated, although preferred stock is usually subordinate to the debt securities of the issuer. Preferred stock typically does not possess voting rights and its market value may change based on changes in interest rates. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as call/redemption provisions prior to maturity, a negative feature when interest rates decline.

(d) Investment Transactions, Investment Income and Expenses
Investment transactions are accounted for on the trade date.  Realized gains and losses on investments are determined on the identified cost basis.  Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis.  Withholding taxes on foreign dividends have been provided for in accordance with the company’s understanding of the applicable country’s tax rules and rates.  Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.  Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each fund or an alternative allocation method can be more appropriately made.

The Fund incurred offering costs of approximately $75,686, which were amortized over a one-year period from May 25, 2012 (commencement of operations).

In conjunction with the use of short sales the Fund may be required to maintain collateral in various forms.  At September 30, 2013 such collateral is denoted in the Fund’s Schedule of Investments.

(e) Federal Income Taxes
The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders.  Therefore, no provision is made for federal income or excise taxes.  Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

Palmer Square SSI Alternative Income Fund
NOTES TO FINANCIAL STATEMENTS - Continued
September 30, 2013 (Unaudited)

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination.  A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations.

The Income Tax Statement requires management of the Funds to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities.  As of and during the period ended September 30, 2013, the Fund did not have a liability for any unrecognized tax benefits.  The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(f) Distributions to Shareholders
The Fund will make distributions of net investment income and capital gains, if any, at least annually.  Distributions to shareholders are recorded on the ex-dividend date.  The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.  Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

Note 3 – Investment Advisory and Other Agreements
The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement (the “Agreement”) with Palmer Square Capital Management LLC (the “Advisor”).  Under the terms of the Agreement, the Fund pays a monthly investment advisory fee to the Advisor at the annual rate of 0.35% of the Fund’s average daily net assets.  The Trust, on behalf of the Fund, has also entered into a Sub-Advisory Agreement with SSI Investment Management, Inc. (the “Sub-Advisor”).  The Fund’s Advisor and Sub-Advisor have contractually agreed to waive its fees and/or pay for expenses of the Fund to ensure that total annual fund operating expenses (excluding any shareholder servicing plan fees, front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, dividend or interest expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N1-A, expenses incurred in connection with any merger or reorganization, and extraordinary expense such as litigation) do not exceed 1.74% and 1.49% of the average daily net assets of the Fund's Class A shares and Class I shares, respectively.  The expense limitation agreement has been structured so that the Advisor will first be required to waive an amount up to its entire management fee (0.35%) before the Sub-Advisor will be required to waive its fee or absorb Fund operating expenses that exceed the amount of the Advisor’s fee.  This agreement is effective until July 31, 2014 and is subject thereafter to annual re-approval of the agreement by the Advisor, Sub-Advisor, and the Trust’s Board of Trustees.  This agreement may be terminated with the consent of the Trust’s Board of Trustees.

For the six months ended September 30, 2013, the Advisor recovered $8,088 of its advisory fees and the Sub-Advisor waived none of its sub-advisory fees.  The Advisor and Sub-Advisor may recover from the Fund fees and/or expenses previously waived and/or absorbed, if the Fund’s expense ratio, including the recovered expenses, falls below the expense limit at which they were waived.  The Advisor and Sub-Advisor are permitted to seek reimbursement from the Fund for a period of three fiscal years following the fiscal year in which such reimbursements occurred.  At September 30, 2013, the amount of these potentially recoverable expenses was $189,499.  The Advisor may recapture all or a portion of this amount no later than May 31, 2016.

Palmer Square SSI Alternative Income Fund
NOTES TO FINANCIAL STATEMENTS - Continued
September 30, 2013 (Unaudited)

IMST Distributors, LLC serves as the Fund’s distributor; UMB Fund Services, Inc. (“UMBFS”) serves as the Fund’s fund accountant, transfer agent and co-administrator; and Mutual Fund Administration Corporation (“MFAC”) serves as the Fund’s other co-administrator.  JP Morgan Chase Bank, N.A. serves as the Fund’s custodian.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC.  The Fund does not compensate trustees and officers affiliated with the Fund’s co-administrators.  For the six months ended September 30, 2013, the Fund’s allocated fees incurred for Trustees who are not affiliated with the Fund’s co-administrators are reported on the Statement of Operations.

Cipperman & Co. provides Chief Compliance Officer (“CCO”) services to the Trust.  The Fund’s allocated fees incurred for CCO services for the six months ended September 30, 2013 are reported on the Statement of Operations.

Note 4 – Federal Income Taxes
At September 30, 2013, the cost of securities on a tax basis and gross unrealized appreciation and (depreciation) on investments for federal income tax purposes were as follows:

Cost of investments	$274,650,089

Gross unrealized appreciation	$47,778,678
Gross unrealized depreciation	(3,429,124)

Net appreciation on investments	$44,349,554

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

As of March 31, 2013, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$1,135,667
Undistributed long-term capital gains	2,163,572
Tax accumulated earnings	3,299,239

Accumulated capital and other losses	-
Other differences	(1,290,740)
Net unrealized appreciation on investments and securities sold short	11,048,543
Total accumulated earnings	$13,057,042

Palmer Square SSI Alternative Income Fund
NOTES TO FINANCIAL STATEMENTS - Continued
September 30, 2013 (Unaudited)

The tax character of the distribution paid during the period May 25, 2012 (commencement of operations) through March 31, 2013 was as follows:

Distributions paid from:	2013
Ordinary income	$196,256
Net long-term capital gains	723,058
Total distributions paid	$919,314

Note 5 – Investment Transactions
For the six months ended September 30, 2013, purchases and sales of investments, excluding short-term investments, were $154,016,200 and $77,691,946, respectively.   Securities sold short and short securities covered were $97,394,617 and $37,956,023, respectively, for the same period.

Note 6 – Shareholder Servicing Plan
The Trust, on behalf of the Fund, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.25% of average daily net assets of shares serviced by shareholder servicing agents who provide administrative and support services to their customers.

For the six months ended September 30, 2013, shareholder servicing fees incurred are disclosed on the Statement of Operations.

Note 7 – Distribution Plan
The Trust, on behalf of the Fund, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act that allows the Fund to pay distribution fees for the sale and distribution of its Class A shares.  The Plan provides for the payment of distribution fees at the annual rate of up to 0.25% of average daily net assets attributable to Class A shares.

For the six months ended September 30, 2013, distribution fees incurred with respect to Class A shares are disclosed on the Statement of Operations.

Note 8 – Indemnifications
In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, the Fund expects the risk of loss to be remote.

Note 9 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Palmer Square SSI Alternative Income Fund
NOTES TO FINANCIAL STATEMENTS - Continued
September 30, 2013 (Unaudited)

•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy.  In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

In addition, the Fund has adopted Accounting Standards Update No. 2011-04 Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs which amends Fair Value Measurements and Disclosures to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and International Financial Reporting Standards.  Enhanced disclosure is required to detail any transfers in to and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the reasons for the transfers.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used, as of September 30, 2013, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3**	Total
Assets
Investments
Corporate Bonds*	$-	$236,627,076	$-	$236,627,076
Common Stocks*	1,548,202	-	-	1,548,202
Preferred Stocks
Basic Materials	-	2,566,164	-	2,566,164
Communications	-	3,370,586	-	3,370,586
Consumer, Cyclical	-	3,779,467	-	3,779,467
Consumer, Non-cyclical	-	18,889,295	-	18,889,295
Energy	-	18,867,837	-	18,867,837
Financial	7,516,234	25,834,782	-	33,351,016
Total Assets	$9,064,436	$309,935,207	$-	$318,999,643

Palmer Square SSI Alternative Income Fund
NOTES TO FINANCIAL STATEMENTS - Continued
September 30, 2013 (Unaudited)

Liabilities
Securities Sold Short
Common Stocks*	$(202,550,139)	$-	$-	$(202,550,139)
Total Liabilities	$(202,550,139)	$-	$-	$(202,550,139)

*
All corporate bonds held in the Fund are Level 2 securities and all common stocks held in the Fund are Level 1 securities.  For a detailed break-out by major industry classification, please refer to the Schedule of Investments.

**	The Fund did not hold any Level 3 securities at period end.

Transfers are recognized at the end of the reporting period.

The following is a reconciliation of transfers between Levels for the Fund from March 31, 2013 to September 30, 2013, represented by recognizing the September 30, 2013 market value of securities:

Transfers into Level 1	$6,418,700
Transfers out of Level 1	(2,560,173)
Net transfers in (out) of Level 1	$3,858,527

Transfers into Level 2	$2,560,173
Transfers out of Level 2	(6,418,700)
Net transfers in (out) of Level 2	$(3,858,527)

Note 10 -- Disclosures about Offsetting Assets and Liabilities
Disclosures about Offsetting Assets and Liabilities requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The guidance requires retrospective application for all comparative periods presented. Management has evaluated the impact on the financial statement disclosures and determined that there is no effect.

Palmer Square SSI Alternative Income Fund
SUPPLEMENTAL INFORMATION (Unaudited)

Board Consideration of Investment Advisory Agreement (Unaudited)
At in-person meetings held on August 22-23, 2013, and September 17-18, 2013, the Board of Trustees (the “Board”) of Investment Managers Series Trust (the “Trust”), including the trustees who are not “interested persons” of the Trust (the “Independent Trustees”) as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), reviewed and unanimously approved the renewal of the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust and Palmer Square Capital Management, LLC (the “Investment Advisor”) and the Sub-Advisory Agreement (the “Sub-Advisory Agreement” and together with the Advisory Agreement, the “Fund Advisory Agreements”) between the Investment Advisor and SSI Investment Management Inc. (the “Sub-Advisor”) with respect to the Palmer Square SSI Alternative Income Fund series of the Trust (the “Fund”) for additional one-year terms.  In approving renewal of the Fund Advisory Agreements, the Board, including the Independent Trustees, determined that renewal of each Agreement was in the best interests of the Fund and its shareholders.

Background
In advance of the meeting, the Board received information about the Fund and the Fund Advisory Agreements from the Investment Advisor, the Sub-Advisor and Mutual Fund Administration Corporation (“MFAC”) and UMB Fund Services, Inc., the Trust’s co-administrators, certain portions of which are discussed below. The materials, among other things, included information about the organization and financial condition of the Investment Advisor and the Sub-Advisor; information regarding the background and experience of relevant personnel providing services to the Fund; reports comparing performance of the Fund with returns of the Citigroup 3-Month Treasury Bill Index and the returns of a group of comparable funds selected by Morningstar, Inc. (the “Performance Peer Group”) from the Diversified Arbitrage fund category (the “Performance Universe”) and its Equity Market Neutral fund category; reports regarding the investment advisory fees and total expenses of the Fund compared with those of a group of comparable funds selected by Morningstar, Inc. (the “Expense Peer Group”) from its Market Neutral fund category (the “Expense Universe”); information compiled by the Investment Advisor comparing the Fund’s performance, investment advisory fees and total expenses to those of a peer group of three other funds that the Investment Advisor believes to be a more appropriate peer group for the Fund (the “Advisor Peer Group”) than the Performance Peer Group and Expense Peer Group; and information about the Investment Advisor’s and Sub-Advisor’s policies and procedures, including their compliance manuals and brokerage and trading procedures.  The Board also received a memorandum from the independent legal counsel to the Independent Trustees discussing the legal standards under the 1940 Act and other applicable law for their consideration of the proposed renewal of the Fund Advisory Agreements. In addition, the Board considered information reviewed by it during the year at other Board and committee meetings.  Before voting on the Fund Advisory Agreements, the Independent Trustees met in a private session at which no representatives of the Investment Advisor or the Sub-Advisor were present.

In approving each Fund Advisory Agreement, the Board and the Independent Trustees considered a variety of factors, including those discussed below. In their deliberations, the Board and the Independent Trustees did not identify any particular factor that was controlling, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of Services
The Board considered information included in the meeting materials regarding the performance of the Fund.  The Board noted that the materials they reviewed indicated that the annualized total return of the Fund for the one-year period ended June 30, 2013, was higher than the returns of the Citigroup 3-Month Treasury Bill Index and the median returns of of funds in the Performance Peer Group and the Performance Universe.  The Board also observed that the materials indicated that the annualized total return of the Fund for the one-year period and the since inception period were below the average returns of the Advisor Peer Group by 24 basis points and 187 basis points, respectively.  In considering the Fund’s performance, the Board considered the Fund’s unique investment strategies, which the Board noted made construction of an appropriate peer group difficult.

Palmer Square SSI Alternative Income Fund
SUPPLEMENTAL INFORMATION (Unaudited)

The Board also considered the overall quality of services provided by Investment Advisor and the Sub-Advisor to the Fund.  In doing so, the Board considered the Investment Advisor’s role as the Fund’s investment advisor, noting that the Investment Advisor provides oversight of the Sub-Advisor with respect to the Fund’s operations, including risk management, trading, liquidity, sector diversification and compliance with the Fund’s investment restrictions, and the Sub-Advisor’s specific responsibilities in day-to-day management and oversight of the Fund.  The Board also considered the qualifications, experience and responsibilities of the personnel involved in the activities of the Fund.  The Board also considered the overall quality of the organization and operations, and the compliance structure and compliance procedures, of each of the Investment Advisor and the Sub-Advisor. Based on its review, the Board and the Independent Trustees concluded that each of the Investment Advisor and Sub-Advisor has sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures necessary to perform its duties under its Fund Advisory Agreement.  The Board and the Independent Trustees also concluded that based on the various factors they had reviewed, the nature, overall quality, and extent of the management and oversight services provided by each of the Investment Advisor and the Sub-Advisor to the Fund were satisfactory.

Advisory Fee and Expense Ratio
The Board considered information included in the meeting materials regarding the investment advisory fees and total expenses of the Fund.  With respect to the advisory fees paid by the Fund, the Board noted that the meeting materials indicated that the investment advisory fees (gross of fee waivers by the Investment Advisor) were five basis points higher than the medians of the Fund’s Expense Peer Group and the Expense Universe and 22 basis points higher than average of the funds in the Advisor Peer Group.  The Board noted, however, that the Investment Advisor had waived a significant portion of its advisory fees in the year ended June 30, 2013, and that the Fund’s effective advisory fee was therefore lower than its gross advisory fee.  The Board also considered that the Investment Advisor does not manage assets for any other clients using the same investment strategies as those used by the Fund, and therefore it could not compare the Fund’s advisory fees with those of any other clients. In considering the total expenses paid by the Fund, the Board observed that the total expenses (net of fee waivers) were higher than the median expenses for the Expense Peer Group (by two basis points) and the median expenses for the Expense Universe (by seven basis points), and lower than the average expense of the funds in the Advisor Peer Group by ten basis points.  With respect to the Sub-Advisor, the Board noted that the sub-advisory fee be paid to the Sub-Advisor by Fund was lower than the advisory fee the Sub-Advisor charges to its other advisory clients, certain of which also pay performance-based fees. The Board and the Independent Trustees concluded that the compensation payable to each of the Investment Advisor and the Sub-Advisor under the respective Fund Advisory Agreement was fair and reasonable in light of the services provided by such entity to the Fund.

Profitability and Economies of Scale
The Board also considered information relating to the Investment Advisor’s costs and profits with respect to the Fund for the year ended June 30, 2013, noting that the Investment Advisor had waived a portion of its advisory fee with respect to the Fund, and the Board determined that the level of profitability was reasonable. The Board also considered the benefits received by the Investment Advisor and the Sub-Advisor as a result of their relationships with the Fund, including the receipt of advisory or sub-advisory fees, as applicable, research services made available to them by broker-dealers that provide execution services to the Fund, and the intangible benefits of any favorable publicity arising in connection with the Fund’s performance. They also noted that although there were no advisory fee breakpoints, the asset level of the Fund was not currently likely to lead to significant economies of scale, and that any such economies would be considered in the future, as the Fund’s assets grow.

Palmer Square SSI Alternative Income Fund
SUPPLEMENTAL INFORMATION (Unaudited)

Conclusion
Based on these and other factors, the Board and the Independent Trustees concluded that renewal of each Fund Advisory Agreement is in the best interests of the Fund and its shareholders and, accordingly, approved renewal of each Fund Advisory Agreement.

Palmer Square SSI Alternative Income Fund
EXPENSE EXAMPLE
For the Six Months Ended September 30, 2013 (Unaudited)

Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payment of Class A shares; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Class A only); and other Fund expenses.  The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from 4/1/13 to 9/30/13.

Actual Expenses
The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses.  You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row for your share class, in the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges.  Therefore, the information in the row titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
		4/1/13	9/30/13	4/1/13 – 9/30/13
Class A	Actual Performance*	$ 1,000.00	$ 1,002.00	$ 11.84
	Hypothetical (5% annual return before expenses)	1,000.00	1,013.24	11.91
Class I	Actual Performance*	1,000.00	1,003.80	10.60
	Hypothetical (5% annual return before expenses)	1,000.00	1,014.49	10.66

*
Expenses are equal to the Fund’s annualized expense ratio of 2.36% and 2.11% for Class A and Class I, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the six month period).  The expense ratios reflect a recovery of previously waived fees.  Assumes all dividends and distributions were reinvested.

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Palmer Square SSI Alternative Income Fund
a series of the Investment Managers Series Trust

Investment Advisor
Palmer Square Capital Management LLC
11300 Tomahawk Creek Parkway, Suite 200
Leawood, Kansas 66211

Custodian
JP Morgan Chase Bank, N.A.
14201 Dallas Parkway
Dallas, Texas 75254

 Fund Co-Administrator
Mutual Fund Administration Corporation
2220 E. Route 66, Suite 226
Glendora, California 91740

Fund Co-Administrator, Transfer Agent and Fund Accountant
UMB Fund Services, Inc.
803 West Michigan Street
Milwaukee, Wisconsin 53233-2301

Distributor
IMST Distributors, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101
www.foreside.com

FUND INFORMATION

	TICKER	CUSIP
Palmer Square SSI Alternative Income Fund – Class I	PSCIX	461418 246
Palmer Square SSI Alternative Income Fund – Class A	PSCAX	461418 253

Privacy Principles of the Palmer Square SSI Alternative Income Fund for Shareholders
The Fund is committed to maintaining the privacy of its shareholders and to safeguarding its non-public personal information. The following information is provided to help you understand what personal information the Fund collects, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Fund does not receive any non-public personal information relating to its shareholders, although certain non-public personal information of its shareholders may become available to the Fund.  The Fund does not disclose any non-public personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the Palmer Square SSI Alternative Income Fund for their information.  It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

Proxy Voting Policies and Procedures
A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at (866) 933-9033, or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record
Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling the Fund at (866) 933-9033, or by accessing the Fund’s Form N-PX on the SEC’s website at www.sec.gov.

Form N-Q Disclosure
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Form N-Q is available on the SEC website at  www.sec.gov or by calling the Fund at (866) 933-9033.  The Fund’s Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC.  Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Palmer Square SSI Alternative Income Fund
P.O. Box 2175
Milwaukee, WI 53201
Toll Free:  (866) 933-9033

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed February 5, 2009.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ John P. Zader
John P. Zader, President

Date	12/6/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ John P. Zader
John P. Zader, President

Date	12/6/2013

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer

Date	12/6/2013